Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

At December 31, 2019, 2018 and 2017, the Company’s financial assets are represented by cash and cash equivalents, trade and other accounts receivable, accounts receivable with carrying amounts that approximate their fair value.

a) Financial assets

	2019		2018		2017
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	—	Ps.	48,199	Ps.	497,403
Jet fuel Zero-Cost collars		133,567		—		—
Foreign currency forward contracts		—		14,241		—
Interest rate cap		2,695		—		—
Total financial assets	Ps.	136,262	Ps.	62,440	Ps.	497,403
Presented on the consolidated statements of financial position as follows:
Current	Ps.	133,567	Ps.	62,440	Ps.	497,403
Non-current	Ps.	2,695	Ps.	—	Ps.	—

b) Financial debt

(i) At December 31, 2019, 2018 and 2017, the Company’s short-term and long-term debt consists of the following:

		2019		2018		2017
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on May 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,308,509	Ps.	3,045,574	Ps.	2,528,388
II.	The Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,459,871		—		—

III.	In December 2016, the Company entered into a short-term working capital facility with Banco Nacional de México S.A. (“Citibanamex”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 90 basis points.		—		461,260		948,354
IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 120 basis points.		200,000		—		—
V.	Amortized transaction costs		(22,472)		—		—
VI.	Accrued interest and other financial cost		30,061		16,364		5,972
			4,975,969		3,523,198		3,482,714
Less: Short-term maturities			2,086,017		1,212,259		2,403,562
Long-term		Ps.	2,889,952	Ps.	2,310,939	Ps.	1,079,152

TIIE: Mexican interbank rate

(ii) The following table provides a summary of the Company’s scheduled principal payments of financial debt and accrued interest at December 31, 2019:

	2020		2021		2022		2023		2024			Total
Santander/Bancomext	Ps.	1,881,676	Ps.	1,428,534	Ps.	24,019	Ps.	—	Ps.	—		Ps.	3,334,229
CEBUR		4,341		250,000		500,000		500,000		209,871	(1)		1,464,212
Banco Sabadell		200,000		—		—		—		—			200,000
Total	Ps.	2,086,017	Ps.	1,678,534	Ps.	524,019	Ps.	500,000	Ps.	209,871		Ps.	4,998,441
(1)	This amount includes the repurchase of asset backed trust notes

iii) Since 2011, the Company has financed the pre-delivery payments with Santander/Bancomext for the acquisition of its aircraft through a revolving financing facility.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make any distribution on the Company’s share capital unless certain financial ratios are met.

At December 31, 2019, 2018 and 2017, the Company was in compliance with the covenants under the above-mentioned loan agreement.

For purposes of financing the pre-delivery payments, Mexican trusts were created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trusts, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (Deutsche Bank Mexico, S.A. Trust 1710 and 1711).

At December 31, 2019, the Company have available credit lines totaling Ps.9,005,008, of which Ps.6,649,358 were related to financial debt (Ps.1,640,849 were undrawn) and Ps.2,355,650 were related to letters of credit (Ps.86,066 were undrawn). At December 31, 2018, the Company have available credit lines totaling Ps.6,721,139, of which Ps.4,063,947 were related to financial debt and Ps.2,657,192 were related to letters of credit (Ps.1,048,241 were undrawn). At December 31, 2017, the Company had available credit lines totaling Ps.7,368,346, of which Ps.4,616,861 were related to financial debt and Ps.2,751,485 were related to letters of credit (Ps.1,739,775 were undrawn).

On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes under the ticket VOLARCB 19 for the amount of Ps.1.5 billion Mexican pesos through the Irrevocable Trust number CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos.

The notes have a five year maturity annual reductions of Ps.250,000, Ps.500,000, Ps.500,000 and Ps.250,000 in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus with a 175 basis point spread. The notes starts amortizing at the end of the second year.

The asset backed trust notes structure operate on specific rules and provide a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next 6 months of debt service. In general, there is a found retention event if the ratio is less than 2.5 and or equal to 1.75 times. The amortization of the debt of the asset backed trust notes begins in July of 2021. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75 on any of the determination dates;
ii)	A retention event that is not rectified in a period of 90 consecutive days;
iii)

The debt service reserve account of the Series of any Series maintains an amount less than the balance required in the service account of the debt of the Series of that Series on two or more consecutive payment dates. (at the close of business on that payment dates);

iv)	The update of a new insolvency event in relation to the Concesionaria Vuela;
v)	Updating a new event of default.

In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 120 basis points. The “Sabadell” working capital facility has the following covenant:

i)	Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding.

In 2019, we were in compliance with the covenants under the terms and conditions of the asset backed trusted notes and short-term working capital facilities.

Changes in liabilities arising from financing activities

At December 31, 2019, 2018 and 2017, the changes in liabilities from financing activities from the Company are summarized in the following table:

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2019		Flows		Interest		movement		and other		2019
Current interest-bearing loans and borrowings	Ps.	1,212,259	Ps.	(633,609)	Ps.	13,698	Ps.	(41,173)	Ps.	1,534,842	Ps.	2,086,017
Non-current interest -bearing loans and borrowings		2,310,939		2,273,143		—		(122,466)		(1,571,664)		2,889,952
Total liabilities from financing activities	Ps.	3,523,198	Ps.	1,639,534	Ps.	13,698	Ps.	(163,639)	Ps.	(36,822)	Ps.	4,975,969

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2018		Flows		Interest		movement		and other		2018
Current interest-bearing loans and borrowings	Ps.	2,403,562	Ps.	(793,363)	Ps.	10,392	Ps.	71,380	Ps.	(479,712)	Ps.	1,212,259
Non-current interest -bearing loans and borrowings		1,079,152		808,620		—		(56,945)		480,112		2,310,939
Total liabilities from financing activities	Ps.	3,482,714	Ps.	15,257	Ps.	10,392	Ps.	14,435	Ps.	400	Ps.	3,523,198

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2017		Flows		Interest		movement		and other		2017
Current interest-bearing loans and borrowings	Ps.	1,051,237	Ps.	419,350	Ps.	(130)	Ps.	25,924	Ps.	907,181	Ps.	2,403,562
Non-current interest - bearing loans and borrowings		943,046		1,093,808		—		(50,521)		(907,181)		1,079,152
Total liabilities from financing activities	Ps.	1,994,283	Ps.	1,513,158	Ps.	(130)	Ps.	(24,597)	Ps.	—	Ps.	3,482,714

c)  Other financial liabilities

	2019		2018		2017
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	—	Ps.	122,948	Ps.	—
Total financial liabilities	Ps.	—	Ps.	122,948	Ps.	—
Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	122,948	Ps.	—
Non-current	Ps.	—	Ps.	—	Ps.	—